UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	August 9, 2001

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       54

Form 13F Information Table value total:       $98612



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Abbott Laboratories        COM              002824100        246    5119SH       SOLE                 0       0   5119
Agilent Technologies, Inc. COM              00846U101        317    9748SH       SOLE                 0       0   9748
American Home Products     COM              026609107        751   12846SH       SOLE                 0       0  12846
American Int'l Group       COM              026874107       5760   66980SH       SOLE                 0       0  66980
Analog Devices, Inc.       COM              032654105       4836  111813SH       SOLE                 0       0 111813
Anheuser-Busch Companies   COM              035229103        575   13956SH       SOLE                 0       0  13956
AOL Time Warner, Inc.      COM              00184A105       3125   58960SH       SOLE                 0       0  58960
BellSouth Corporation      COM              079860102        352    8730SH       SOLE                 0       0   8730
Berkshire Hathaway B       CLASS B          084670207        317     138SH       SOLE                 0       0    138
BP Amoco                   SPONSORED ADR    055622104        378    7584SH       SOLE                 0       0   7584
Bristol-Myers Squibb Co.   COM              110122108        461    8818SH       SOLE                 0       0   8818
Cardinal Health Inc.       COM              14149Y108       1285   18617SH       SOLE                 0       0  18617
Charles Schwab & Co., Inc. COM              808513105       4548  297229SH       SOLE                 0       0 297229
Cisco Systems, Inc.        COM              17275R102       2526  138799SH       SOLE                 0       0 138799
Clear Channel CommunicationCOM              184502102       2219   35385SH       SOLE                 0       0  35385
Coca-Cola Company          COM              191216100        650   14453SH       SOLE                 0       0  14453
Dell Computer Corporation  COM              247025109        690   26370SH       SOLE                 0       0  26370
EMC Corp.                  COM              268648102       1280   44048SH       SOLE                 0       0  44048
Enron Corp.                COM              293561106       1938   39552SH       SOLE                 0       0  39552
Exxon Mobil Corporation    COM              30231G102       2078   23786SH       SOLE                 0       0  23786
Federal Nat'l Mortgage     COM              313586109       2822   33145SH       SOLE                 0       0  33145
First Data Corp.           COM              319963104       4044   62944SH       SOLE                 0       0  62944
General Electric Co.       COM              369604103       8868  181917SH       SOLE                 0       0 181917
Global Crossing Ltd.       COM              G3921A100       1157  133936SH       SOLE                 0       0 133936
Hewlett-Packard Co.        COM              428236103       2595   90731SH       SOLE                 0       0  90731
Home Depot, Inc.           COM              437076102       4301   92387SH       SOLE                 0       0  92387
Horseshoe Gold Mining      COM              44075E107          1   10500SH       SOLE                 0       0  10500
Int'l Business Machines    COM              459200101        275    2431SH       SOLE                 0       0   2431
Intel Corp.                COM              458140100       4066  139005SH       SOLE                 0       0 139005
JDS Uniphase Corp.         COM              46612J101        576   46084SH       SOLE                 0       0  46084
Johnson & Johnson          COM              478160104        390    7804SH       SOLE                 0       0   7804
Markel Corp.               COM              570535104        285    1450SH       SOLE                 0       0   1450
Medtronic, Inc.            COM              585055106       4099   89095SH       SOLE                 0       0  89095
Merck & Co., Inc.          COM              589331107       1510   23634SH       SOLE                 0       0  23634
Microsoft Corporation      COM              594918104        722    9888SH       SOLE                 0       0   9888
Motorola, Inc.             COM              620076109        523   31611SH       SOLE                 0       0  31611
National City Corporation  COM              635405103        214    6946SH       SOLE                 0       0   6946
Nokia Corp. ADR            SPONSORED ADR    654902204       1432   64969SH       SOLE                 0       0  64969
Nortel Networks Corp.      COM              656568102        692   76091SH       SOLE                 0       0  76091
Oracle Corporation         COM              68389X105       1391   73205SH       SOLE                 0       0  73205
Pfizer, Inc.               COM              717081103       4111  102650SH       SOLE                 0       0 102650
Procter & Gamble Company   COM              742718109        671   10515SH       SOLE                 0       0  10515
Qualcomm, Inc.             COM              747525103       1013   17325SH       SOLE                 0       0  17325
Renaissance Holdings, Inc. COM              G7496G103        983   13267SH       SOLE                 0       0  13267
Safeway, Inc.              COM              786514208       3359   69971SH       SOLE                 0       0  69971
SBC Communications         COM              78387G103       1050   26223SH       SOLE                 0       0  26223
Scientific Atlanta, Inc.   COM              808655104       1599   39381SH       SOLE                 0       0  39381
Sun Microsystems, Inc.     COM              866810104       1193   75877SH       SOLE                 0       0  75877
SunTrust Banks, Inc.       COM              867914103        201    3108SH       SOLE                 0       0   3108
Tyco International Ltd.    COM              902124106       3874   71082SH       SOLE                 0       0  71082
Verizon Communications, IncCOM              92343V104        612   11441SH       SOLE                 0       0  11441
Wachovia Corp.             COM              929771103        411    5775SH       SOLE                 0       0   5775
Wells Fargo & Co., Inc.    COM              949746101       3512   75643SH       SOLE                 0       0  75643
WorldCom, Inc.             COM              98157D106       1728  121689SH       SOLE                 0       0 121689